COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENT LIABILITIES
Schedule of contract amounts of financial instruments that represent credit risk

Contract amounts of financial instruments that represent credit risk as of December 31 are as follows (in thousands):

	2025	2024
Commitments to extend credit	$34,078	$25,497
Unused lines of credit	38,967	45,896
Standby letters of credit	565	2,246
Total	$73,610	$73,639